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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 3
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Blackstone Group L.P.
                 -------------------------------
   Address:      345 Park Avenue
                 -------------------------------
                 New York, NY 10154
                 -------------------------------

Form 13F File Number: 28-13114
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Friedman
         -------------------------------
Title:   Authorized Person
         -------------------------------
Phone:   (212) 583-5000
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert L. Friedman           New York, NY       February 17, 2009
   ------------------------------    ------------------   -------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3
                                        --------------------

Form 13F Information Table Entry Total:          79
                                        --------------------

Form 13F Information Table Value Total:      $2,834,187
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13113                     Blackstone Capital Partners V L.P.
    ------       -----------------         ----------------------------------

    2         28-12319                     Blackstone Kailix Advisors L.L.C.
    ------       -----------------         ----------------------------------

    3         28-12332                     GSO Capital Partners LP
    ------       -----------------         ----------------------------------

Explanatory Note:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                      FOR QUARTER ENDED SEPTEMBER 30, 2008

                                                                                                                 VOTING AUTHORITY
                                                        VALUE (X SHRS OR PRN SH/          INVESTMENT  OTHER   ----------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP     $1000)  AMT         PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP             COM             001547108 $  25,920   1,000,000    SH              SOLE       2      1,000,000
ALCOA INC(a)                 COM             013817101 $   5,645     250,000    SH    CALL      SOLE       3        250,000
ALPHA NATURAL RESOURCES INC  COM             02076X102 $ 144,004   2,800,000    SH              SOLE       2      2,800,000
ALLIANCE DATA SYSTEMS CORP   COM             018581108 $ 181,761   2,867,800(b) SH              SOLE       1      2,867,800(b)
ALLIED WASTE INDS INC        COM PAR$.01 NEW 019589308 $ 532,245  47,906,868    SH              SOLE      (c)    47,906,868
APPLIED MICRO CIRCUITS CORP  COM NEW         03822W406 $  11,212   1,874,998    SH              SOLE       2      1,874,998
BARCLAYS BK PLC              IPMS INDIA ETN  06739F291 $     466      10,300    SH              SOLE                 10,300
BHP BILLITON LTD             SPONSORED ADR   088606108 $  31,194     600,000    SH              SOLE       2        600,000
CALPINE CORP                 COM NEW         131347304 $  26,414   2,031,857    SH              SOLE              2,031,857
CELANESE CORP DEL            COM SER A       150870103 $  27,974   1,002,303    SH              SOLE       2      1,002,303
CENTENNIAL COMMUNCTNS CORP N CL A NEW        15133V208 $   9,999   1,602,432(d) SH              SOLE      (e)     1,602,432(d)
CHINA MOBILE LIMITED         SPONSORED ADR   16941M109 $     456       9,100    SH              SOLE                  9,100
CHINA PETE & CHEM CORP       SPON ADR H SHS  16941R108 $     347       4,429    SH              SOLE                  4,429
CKE RESTAURANTS INC          COM             12561E105 $     544      51,300    SH              SOLE       3         51,300
CNOOC LTD                    SPONSORED ADR   126132109 $     773       6,750    SH              SOLE                  6,750
DANA HOLDING CORP            COM             235825205 $  11,931   2,465,122    SH              SOLE              2,465,122
DIRECTV GROUP INC            COM             25459L106 $  65,450   2,500,000    SH              SOLE       2      2,500,000

                                                                                                                 VOTING AUTHORITY
                                                        VALUE (X SHRS OR PRN SH/          INVESTMENT  OTHER   ----------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP     $1000)  AMT         PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
EAGLE ROCK ENERGY PARTNERS L UNIT            26985R104 $   9,984     948,141 SH              SOLE       3        948,141
FBR CAPITAL MARKETS CORP     COM             30247C301 $     225      34,732 SH              SOLE                 34,732
FBR CAPITAL MARKETS CORP     COM             30247C301 $   1,225     189,089 SH              SOLE       3        189,089
FIFTH STREET FINANCE CORP    COM             31678A103 $   2,513     250,000 SH              SOLE       2        250,000
FINISAR                      COM             31787A101 $  10,100  10,000,000 SH              SOLE       2     10,000,000
FOCUS MEDIA HLDG LTD         SPONSORED ADR   34415V109 $     465      16,300 SH              SOLE                 16,300
GENERAL MLS INC              COM             370334104 $  10,308     150,000 SH              SOLE       2        150,000
GEORGIA GULF CORP            COM PAR $0.01   373200203 $   2,545   1,018,091 SH              SOLE       3      1,018,091
GOODRICH CORP                COM             382388106 $  10,874     261,392 SH              SOLE       2        261,392
HARMAN INTL INDS INC         COM             413086109 $  42,588   1,250,000 SH              SOLE       2      1,250,000
HESS CORP                    COM             42809H107 $  53,065     646,500 SH              SOLE       2        646,500
HDFC BANK LTD                ADR REPS 3 SHS  40415F101 $   2,396      28,200 SH              SOLE                 28,200
HONEYWELL INTL INC           COM             438516106 $  20,775     500,000 SH              SOLE       2        500,000
HUNTSMAN CORP                COM             447011107 $   3,365     267,035 SH              SOLE                267,035
HUNTSMAN CORP                COM             447011107 $   3,465     275,000 SH    CALL      SOLE                275,000
HUNTSMAN CORP                COM             447011107 $   3,745     297,200 SH              SOLE       3        297,200
HUNTSMAN CORP                COM             447011107 $   5,670     450,000 SH    CALL      SOLE       3        450,000
ISHARES INC                  MSCI TAIWAN     464286731 $     257      23,800 SH              SOLE                 23,800
ISHARES INC                  MSCI SINGAPORE  464286673 $     107      11,000 SH              SOLE                 11,000
ISHARES INC                  MSCI S KOREA    464286772 $     103       2,600 SH              SOLE                  2,600

                                                                                                                 VOTING AUTHORITY
                                                        VALUE (X SHRS OR PRN SH/          INVESTMENT  OTHER   ----------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP     $1000)  AMT         PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                   FTSE XNHUA IDX  464287184 $     634      18,400 SH              SOLE                 18,400
ISHARES TR                   RUSSELL 2000    464287655 $  34,000     500,000 SH    PUT       SOLE       3        500,000
KB HOME                      COM             48666K109 $   4,920     250,000 SH              SOLE       2        250,000
LEHMAN BROS HLDGS INC        COM             524908100 $      20      92,500 SH              SOLE                 92,500
LEHMAN BROS HLDGS INC        COM             524908100 $      27     125,000 SH    PUT       SOLE                125,000
LEHMAN BROS HLDGS INC        COM             524908100 $      27     125,000 SH    CALL      SOLE                125,000
LEHMAN BROS HLDGS INC        COM             524908100 $      24     113,500 SH              SOLE       3        113,500
LEHMAN BROS HLDGS INC        COM             524908100 $      54     250,000 SH    PUT       SOLE       3        250,000
LEHMAN BROS HLDGS INC        COM             524908100 $      54     250,000 SH    CALL      SOLE       3        250,000
LENDER PROCESSING SVCS INC   COM             52602E102 $   7,630     250,000 SH              SOLE       2        250,000
LODGIAN INC                  COM PAR $.01    54021P403 $  10,350   1,326,909 SH              SOLE              1,326,909
LORILLARD INC                COM             544147101 $ 106,725   1,500,000 SH              SOLE       2      1,500,000
MERRILL LYNCH & CO INC       COM             590188108 $  44,275   1,750,000 SH              SOLE       2      1,750,000
MORGAN STANLEY ASIA PAC FD I COM             61744U106 $     365      27,267 SH              SOLE                 27,267
MORGAN STANLEY CHINA A SH FD COM             617468103 $     718      24,800 SH              SOLE                 24,800
NETEASE COM INC              SPONSORED ADR   64110W102 $   1,189      52,150 SH              SOLE                 52,150
NEW ORIENTAL ED & TECH GRP I SPON ADR        647581107 $     240       3,729 SH              SOLE                  3,729
NORTHWEST AIRLS CORP         COM             667280408 $  27,090   3,000,000 SH              SOLE       2      3,000,000
NRG ENERGY INC               COM NEW         629377508 $  12,375     500,000 SH              SOLE       2        500,000
ORBITZ WORLDWIDE INC         COM             68557K109 $ 270,145  46,021,327 SH              SOLE       1(f)  46,021,327
OSG AMER L P                 COM UNIT LPI    671028108 $   4,420     500,000 SH              SOLE       2        500,000
PACTIV CORP                  COM             695257105 $  12,415     500,000 SH              SOLE       2        500,000
PETROCHINA CO LTD            SPONSORED ADR   71646E100 $   1,096      10,670 SH              SOLE                 10,670

                                                                                                                 VOTING AUTHORITY
                                                        VALUE (X SHRS OR PRN SH/          INVESTMENT  OTHER   ----------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP     $1000)  AMT         PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
PRECISION CASTPARTS CORP     COM             740189105 $  63,024     800,000 SH              SOLE       2        800,000
PULTE HOMES INC              COM             745867101 $   4,890     350,000 SH              SOLE       2        350,000
ROCKWOOD HLDGS INC           COM             774415103 $  64,150   2,500,000 SH              SOLE       2      2,500,000
RYLAND GROUP INC             COM             783764103 $   5,304     200,000 SH              SOLE       2        200,000
SANDRIDGE ENERGY INC         COM             80007P307 $  21,778   1,111,111 SH              SOLE       3      1,111,111
SPDR TR                      UNIT SER 1      78462F103 $  57,995     500,000 SH    PUT       SOLE       3        500,000
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR   874039100 $     342      36,500 SH              SOLE                 36,500
TIME WARNER CABLE INC        CL A            88732J108 $     399      16,503 SH              SOLE                 16,503
TOLL BROTHERS INC            COM             889478103 $   5,046     200,000 SH              SOLE       2        200,000
TRANS1 INC                   COM             89385X105 $   1,236     125,000 SH              SOLE       2        125,000
TRANSOCEAN INC NEW           SHS             G90073100 $  21,968     200,000 SH              SOLE       2        200,000
TRW AUTOMOTIVE HLDGS CORP    COM             87264S106 $ 732,819  46,060,285 SH              SOLE             46,060,285
VIRGIN MOBILE USA INC        CL A            92769R108 $   2,205     750,000 SH              SOLE       2        750,000
WACHOVIA CORP NEW            COM             929903102 $      44      12,500 SH              SOLE                 12,500
WACHOVIA CORP NEW            COM             929903102 $     875     250,000 SH    PUT       SOLE                250,000
WACHOVIA CORP NEW            COM             929903102 $     122      34,800 SH              SOLE       3         34,800
WACHOVIA CORP NEW            COM             929903102 $   1,750     500,000 SH    PUT       SOLE       3        500,000
WALTER INDS INC              COM             93317Q105 $  47,450   1,000,000 SH              SOLE       2      1,000,000
YRC WORLDWIDE INC            COM             984249102 $   3,887     325,000 SH              SOLE       2        325,000

(a) Includes two series of Alcoa, Inc. call options.

(b) Includes 412,152 shares of Alliance Data Systems Corporation that were not included in the Form 13F filings for the quarters ended December 31, 2007, March 31, 2008 and June 30, 2008 but over which Blackstone Capital Partners V L.P. and The Blackstone Group L.P. have exercised investment discretion since prior to December 31, 2007.

(c) The Allied Waste Industries, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.

(d) Does not include 711 shares of Centennial Communications Corp. that were included in the Form 13F filings for the quarters ended December 31, 2007, March 31, 2008 and June 30, 2008 but over which The Blackstone Group L.P. has not exercised investment discretion since prior to December 31, 2007.

(e) The Centennial Communications Corp. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.

(f) The Orbitz Worldwide, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.